Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,245	$ 1,077
Less: accumulated depreciation	(688)	(501)
Property and equipment, net	557	576
Computer, office and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	813	659
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	80	80
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	100	100
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 252	$ 238